Shareholders' Equity - Schedule of Warrants Activity (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025
Schedule of Warrants Activity [Line Items]
Number of warrants, Balance of warrants outstanding	3,350
Weighted average exercise price per hare, Balance of warrants outstanding	$ 210		$ 8.4
Weighted average remaining contractual life, Balance of warrants outstanding	4 years 3 months
Expiration dates, Balance of warrants outstanding
Number of warrants, Warrants	3,350	83,750
Weighted average exercise price per hare, Warrants	$ 210	$ 8.4
Weighted average remaining contractual life, Warrants	5 years	5 years
Expiration dates, Warrants	Mar. 31, 2030	Mar. 31, 2030
Number of warrants, Balance of warrants outstanding and exercisable		83,750
Weighted average exercise price per hare,Balance of warrants outstanding and exercisable		$ 8.4
Weighted average remaining contractual life, Balance of warrants outstanding and exercisable		4 years 9 months
Expiration dates, Balance of warrants outstanding and exercisable